American Funds
Money Market Fund®

Summary prospectus December 1, 2011	Class Ticker
A AFAXX B AFBXX C AFCXX F-1 AFFXX F-2 AFGXX 529-A AAFXX 529-B BAFXX 529-C CCFXX 529-E EAFXX 529-F-1 FARXX R-1 RAAXX R-2 RABXX R-3 RACXX R-4 RADXX R-5 RAEXX R-6 RAFXX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated December 1, 2011, are incorporated by reference into this summary prospectus.

 Investment objective
The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.75	0.00	0.24	none	0.00	0.75	0.00
Other expenses	0.12	0.11	0.16	0.15	0.10	0.24	0.25	0.24
Total annual fund operating expenses	0.39	1.13	0.43	0.66	0.37	0.51	1.27	0.51

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	0.00	none	none
Other expenses	0.24	0.24	0.16	0.39	0.23	0.16	0.11	0.07
Total annual fund operating expenses	0.51	0.51	0.43	0.66	0.50	0.43	0.38	0.34

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$ 40	$ 125	$219	$ 493
B	615	759	822	1,167
C	144	138	241	542
F-1	67	211	368	822
F-2	38	119	208	468
529-A	72	203	344	747
529-B	649	842	955	1,427
529-C	172	203	344	747
529-E	72	203	344	747
529-F-1	72	203	344	747
R-1	44	138	241	542
R-2	67	211	368	822
R-3	51	160	280	628
R-4	44	138	241	542
R-5	39	122	213	480
R-6	35	109	191	431
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$115	$359	$622	$1,167
C	44	138	241	542
529-B	149	442	755	1,427
529-C	72	203	344	747

 Principal investment strategies
The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investing in money market securities — The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the Unites States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class (before taxes)	Inception date	1 year	Lifetime
A	5/1/2009	0.00%	0.00%
B	5/1/2009	–5.00	–2.42
C	5/1/2009	–1.00	0.00
F-1	5/1/2009	0.00	0.00
F-2	5/1/2009	0.00	0.00
529-A	5/1/2009	0.00	0.00
529-B	5/1/2009	–5.00	–2.42
529-C	5/1/2009	–1.00	0.00
529-E	5/1/2009	0.00	0.00
529-F-1	5/1/2009	0.00	0.00
R-1	5/1/2009	0.00	0.00
R-2	5/1/2009	0.00	0.00
R-3	5/1/2009	0.00	0.00
R-4	5/1/2009	0.00	0.00
R-5	5/1/2009	0.00	0.00
R-6	5/1/2009	0.00	0.00
For current 7-day yield information, please call American FundsLine® at 800/325-3590.

Management
Investment adviser Capital Research and Management Company

 Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish, or add to, an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information
Dividends you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred. Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

 Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-959-1211P Litho in USA CGD/UNL/10044	Investment Company File No. 811-22277
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY